INITIAL PUBLIC OFFERING (Details) - Northern Genesis Acquisition Corp. II - $ / shares		9 Months Ended
	Jan. 15, 2021	Sep. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Purchase price per unit (in Dollars per share)			$ 18.00
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units		5,400,000
Subsequent Event [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	5,400,000
Purchase price per unit (in Dollars per share)	$ 10.00
Initial public offering, description	Each Unit consists of one share of common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7)
Subsequent Event [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	41,400,000